Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expenses [Line Items]
Federal income tax	$ 0	$ 19	$ 0
Total income tax expense	394	965	601
State income tax
Income Tax Expenses [Line Items]
State income tax and built-in gain tax	394	899	601
REIT state built-in gain tax expense
Income Tax Expenses [Line Items]
State income tax and built-in gain tax	$ 0	$ 47	$ 0